ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	$ 2,081.0	$ 1,940.3
OCI	43.3	(13.9)
Balances, end of year	2,366.6	2,081.0
Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	148.6	180.0
OCI	81.7	(31.4)
Balances, end of year	230.3	148.6
Net change in cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	(4.3)	(15.6)
OCI	(0.5)	11.3
Balances, end of year	(4.8)	(4.3)
Net changes in available-for-sale financial instruments
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	0.5	0.7
OCI	0.1	(0.2)
Balances, end of year	0.6	0.5
Share in other comprehensive income of equity accounted investees
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	48.9	55.6
OCI	(12.7)	(6.7)
Balances, end of year	36.2	48.9
Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	193.7	220.7
OCI	68.6	(27.0)
Balances, end of year	$ 262.3	$ 193.7